Correction of Methodology - Summary of Cumulative Impact of the Correction of the Amortisation Methodology (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Disclosure of initial application of standards or interpretations [line items]
Beginning balance	[1]	$ 3,173.3	$ 2,756.3		$ 3,655.7
Profit or loss		(7.7)	169.1	[1]	(247.8)	[1]
Translation		279.9	129.7	[1]	(635.9)	[1]
Ending balance		3,403.0	3,173.3	[1]	2,756.3	[1]
Balance at beginning of the year		409.9	428.1	[1]
Translation		0.1	(3.6)	[1]
Deferred tax liability asset ending balance			409.9		428.1	[1]
Property plant and equipment beginning balance	[1]	4,524.6	4,295.6
Carrying value at end of the year		4,892.9	4,524.6	[1]	4,295.6	[1]
Increase (decrease) due to changes in accounting policy and corrections of prior period errors [member]
Disclosure of initial application of standards or interpretations [line items]
Beginning balance		(16.3)	(11.7)		(7.6)
Profit or loss			(4.7)		(5.2)
Translation			0.1		1.1
Ending balance			(16.3)		(11.7)
Balance at beginning of the year		6.9	5.1		3.3
Profit or loss			2.0		2.2
Translation			(0.2)		(0.4)
Deferred tax liability asset ending balance			6.9		5.1
Property plant and equipment beginning balance		(23.2)	(16.8)		(10.9)
Profit or loss			(6.6)		(7.4)
Translation			0.2		1.5
Carrying value at end of the year			(23.2)		(16.8)
Increase (decrease) due to changes in accounting policy and corrections of prior period errors [member] | St Ives [member]
Disclosure of initial application of standards or interpretations [line items]
Beginning balance		(26.3)	(20.1)		(13.7)
Profit or loss			(6.5)		(8.2)
Translation			0.3		1.8
Ending balance			(26.3)		(20.1)
Balance at beginning of the year		11.3	8.6		5.9
Profit or loss			2.8		3.5
Translation			(0.1)		(0.8)
Deferred tax liability asset ending balance			11.3		8.6
Property plant and equipment beginning balance		(37.6)	(28.7)		(19.6)
Profit or loss			(9.2)		(11.7)
Translation			0.3		2.6
Carrying value at end of the year			(37.6)		(28.7)
Increase (decrease) due to changes in accounting policy and corrections of prior period errors [member] | Agnew Lawlers [member]
Disclosure of initial application of standards or interpretations [line items]
Beginning balance		9.2	7.6		5.5
Profit or loss			1.7		2.8
Translation			(0.1)		(0.7)
Ending balance			9.2		7.6
Balance at beginning of the year		(4.0)	(3.2)		(2.3)
Profit or loss			(0.8)		(1.2)
Translation			0.0		0.3
Deferred tax liability asset ending balance			(4.0)		(3.2)
Property plant and equipment beginning balance		13.2	10.8		7.8
Profit or loss			2.5		4.0
Translation			(0.1)		(1.0)
Carrying value at end of the year			13.2		10.8
Increase (decrease) due to changes in accounting policy and corrections of prior period errors [member] | Granny Smith [Member]
Disclosure of initial application of standards or interpretations [line items]
Beginning balance		0.8	0.8		0.6
Profit or loss			0.1		0.2
Translation			(0.1)		0.0
Ending balance			0.8		0.8
Balance at beginning of the year		(0.4)	(0.3)		(0.3)
Profit or loss			0.0		(0.1)
Translation			(0.1)		0.1
Deferred tax liability asset ending balance			(0.4)		(0.3)
Property plant and equipment beginning balance		$ 1.2	1.1		0.9
Profit or loss			0.1		0.3
Translation			0.0		(0.1)
Carrying value at end of the year			$ 1.2		$ 1.1

[1]	As Restated - Refer note 40 for further details.